Property and Equipment and Leased assets and lease liabilities - Rights over leased assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Gross Balance	$ 220,262	$ 215,872
Property and equipment, Accumulated Depreciation	(344,481)	(341,433)
Net Balance	220,262	$ 215,872
Buildings
Property and Equipment
Gross Balance	130,853
Property and equipment, Accumulated Depreciation	(18,722)
Net Balance	112,131
Floor space for ATMs
Property and Equipment
Gross Balance	41,960
Property and equipment, Accumulated Depreciation	(9,091)
Net Balance	32,869
Improvements to leased properties
Property and Equipment
Gross Balance	27,254
Property and equipment, Accumulated Depreciation	(21,589)
Net Balance	5,665
Total [Member]
Property and Equipment
Gross Balance	200,067
Property and equipment, Accumulated Depreciation	(49,402)
Net Balance	$ 150,665